ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

NOTE 7 – ASSET RETIREMENT OBLIGATIONS

The following table presents the reconciliation of the beginning and ending aggregate carrying amounts of long-term legal obligations associated with the future retirement of oil and natural gas properties for the three months ended March 31, 2023 and the year ended December 31, 2022.

	March 31, 2023	December 31, 2022
Carrying amount at beginning of year	$61,545	$53,055
Accretion	1,463	8,490
Carrying amount at end of year	$63,008	$61,545

NOTE 7 – ASSET RETIREMENT OBLIGATIONS

The following table presents the reconciliation of the beginning and ending aggregate carrying amounts of long-term legal obligations associated with the future retirement of oil and natural gas properties for the years ended December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$53,055	$46,748
Accretion	8,490	6,307
Carrying amount at end of year	$61,545	$53,055